Other Assets - Other Non-Current Assets (Detail) - EUR (€) € in Thousands		Dec. 31, 2015	Dec. 31, 2014
Other Assets [Abstract]
Advance payments to Zeiss		€ 305,642	€ 285,659
Derivative financial instruments		81,777	115,546
Compensation plan assets	[1]	31,393	26,172
Prepaid expenses		6,876	6,525
Subordinated loan granted to lessor in respect of Veldhoven headquarters	[2]	5,445	5,445
Other		19,749	5,473
Other non-current assets		€ 450,882	€ 444,820

[1]	For further details on compensation plan assets see Note 17.
[2]	For further details on the loan granted to lessor in respect of Veldhoven headquarters see Note 12.